CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

SCHEDULE OF INVESTMENTS
March 31, 2023
(Unaudited)

	SHARES	VALUE		SHARES	VALUE
COMMON STOCKS: 98.7%
BANKS: 8.3%			PHARMACEUTICALS & BIOTECHNOLOGY: 8.3%
Bank of America Corp.	39,255	$1,122,693	Johnson & Johnson	47,126	$7,304,530
JPMorgan Chase & Co.	81,275	10,590,945	Merck & Co., Inc.	60,285	6,413,721
Wells Fargo & Co.	55,125	2,060,573	Organon & Co.	6,029	141,802
		13,774,211			13,860,053
CAPITAL GOODS: 6.1%
3M Co.	18,556	1,950,421	RETAILING: 3.9%
Emerson Electric Co.	80,229	6,991,155	Amazon.com, Inc.*	16,666	1,721,431
General Electric Co.	9,415	900,074	Home Depot, Inc.	16,394	4,838,197
GE Healthcare Technologies, Inc.*	3,138	257,410			6,559,628
		10,099,060	SEMICONDUCTORS: 3.1%
			Intel Corp.	157,922	5,159,312
CONSUMER DURABLES & APPAREL: 1.3%					5,159,312
NIKE, Inc.	17,287	2,120,078	SOFTWARE & SERVICES: 11.4%
		2,120,078	Check Point Software Technologies Ltd. *^	31,774	4,130,620
			Microsoft Corp.	35,666	10,282,508
DIVERSIFIED FINANCIALS: 7.2%			Oracle Corp.	49,558	4,604,929
Moody's Corp.	39,043	11,947,939			19,018,057
		11,947,939
			TECHNOLOGY, HARDWARE & EQUIPMENT: 5.9%
ENERGY: 4.9%			Apple, Inc.	53,471	8,817,368
Exxon Mobil Corp.	47,783	5,239,884	Cisco Systems, Inc.	19,716	1,030,654
Schlumberger Ltd. ^	57,711	2,833,610			9,848,022
		8,073,494
			TRANSPORTATION: 6.5%
FOOD & STAPLES RETAILING: 1.3%			Union Pacific Corp.	53,901	10,848,114
Walmart, Inc.	14,951	2,204,525			10,848,114
		2,204,525	Total Common Stocks
			(Cost: $20,094,191)		164,271,668
FOOD, BEVERAGE & TOBACCO: 4.8%
Altria Group, Inc.	12,580	561,320	* Non-Income Producing
Kraft Heinz Co.	2,941	113,728	^ Foreign Issued Security
Mondelez International, Inc.	8,737	609,144
PepsiCo, Inc.	30,497	5,559,603	TOTAL INVESTMENT IN SECURITIES
Philip Morris International, Inc.	12,580	1,223,405	(Cost: $20,094,191)	98.7%	$164,271,668
		8,067,200	Other assets	1.7%	2,765,459
			Other liabilities	(0.4)%	(667,772)
HEALTH CARE EQUIPMENT & SERVICES: 5.6%			NET ASSETS
Abbott Laboratories	91,560	9,271,366	(Applicable to 187,370 partnership shares outstanding)	100.0%	$166,369,355
Neogen Corp. *	4,781	88,544	Net Asset Value Per Share		$887.92
		9,359,910
			Net assets applicable to shares owned by:
MATERIALS: 9.7%			Limited partners
Air Products and Chemicals, Inc.	39,993	11,486,390	(187,337 shares)		$166,340,054
Cabot Corp.	60,180	4,612,195	Managing general partners
		16,098,585	(33 shares)		29,301
			NET ASSETS		$166,369,355
MEDIA & ENTERTAINMENT: 10.4%
Alphabet, Inc. Class A*	42,416	4,399,812
Comcast Corp. Class A	154,346	5,851,257
Walt Disney Co. *	60,469	6,054,761
ViacomCBS, Inc. Class B	41,580	927,650
		17,233,480

For purposes of this report, the securities in the portfolio have been organized by their respective Global Industry Classification Standard (GICS®) code. GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023
(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2023
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The following is a summary of inputs used, as of March 31, 2023, in valuing the Fund’s investments carried at value:

	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$164,271,668	$164,271,668	$-	$-

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.